INCOME TAXES Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Net, Noncurrent	$ 11,751	$ 12,197
Deferred income tax assets (liabilities)
Property and equipment	1,289	1,470
Non capital loss carry-forwards	89,499	87,854
Capital loss carry-forwards	3,195	3,166
Scientific research and development expenses and credits	20,004	23,829
Reserves and other	16,044	14,784
Investments	(801)	(471)
Acquired intangibles	(10,022)	(13,761)
Future income tax assets ,Total	119,208	116,871
Valuation allowance	113,560	112,519
Total	5,648	4,352
Liabilities
Non-current	(6,103)	(7,845)
Total	$ 5,648	$ 4,352